Sale of securities (Details) (USD $)	Dec. 01, 2011	May 31, 2011
Sale of securities in the period
Company purchased ring common stock shares		100,000
Stockholders purchased the Ring shares on behalf of the Company		200,000
Share value per share		$ 2.00
Consideration paid to purchase the Fisher I Property		$ 20,000
Remaining shares after consideration appriciated		80,000
Appriciated share value per share	$ 4.00
The company realised gain sale of securities	$ 160,000